Derivative financial instruments (Tables)	12 Months Ended
Sep. 30, 2018
Derivative financial instruments
Summary of fair value hedging of interest rate risk

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Change in fair value hedging instruments	(1,203)	(328)	(1,208)	(337)
Change in fair value hedge items attributed to hedged risk	1,192	292	1,197	306

Ineffectiveness in interest income	(11)	(36)	(11)	(31)

Schedule of cash flow hedge, cash inflows and outflows as a proportion to total gross cash flows and cash flow hedge ineffectiveness

	Less Than	1 Month to	3 Months	1 Year to	2 Years to	3 Years to	4 Years to	Over
	1 Month	3 Months	to 1 Year	2 Years	3 Years	4 Years	5 Years	5 Years
2018
Cash inflows	0.3%	2.1%	21.8%	23.8%	18.9%	19.1%	4.7%	9.3%
Cash outflows	0.5%	1.8%	22.4%	23.0%	19.5%	18.0%	4.9%	9.9%

2017
Cash inflows	3.2%	3.6%	15.6%	21.6%	17.5%	14.6%	14.7%	9.2%
Cash outflows	3.7%	3.6%	15.3%	20.6%	17.1%	15.4%	14.4%	9.9%

	Consolidated		Parent Entity
$m	2018	2017	2018	2017

Cash flow hedge ineffectiveness	(7)	14	(11)	18

Summary of notional amount and fair value of derivative financial instruments held for trading and hedging

Consolidated 2018		Fair Value
				Hedging						Total
	Notional	Trading		Fair Value		Cash Flow		Net Investment		Fair Value
$m	Amount	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts
Futures contracts1	189,853	-	-	-	-	-	-	-	-	-	-
Forward rate agreements	168,132	11	(12)	-	-	-	-	-	-	11	(12)
Swap agreements	2,863,349	15,626	(15,580)	505	(4,751)	385	(550)	-	-	16,516	(20,881)
Options	39,067	165	(167)	-	-	-	-	-	-	165	(167)

Total interest rate contracts	3,260,401	15,802	(15,759)	505	(4,751)	385	(550)	-	-	16,692	(21,060)

Foreign exchange contracts
Spot and forward contracts	784,791	6,741	(6,418)	-	-	-	-	-	(32)	6,741	(6,450)
Cross currency swap agreements2	462,949	6,561	(9,019)	726	33	1,639	(215)	-	-	8,926	(9,201)
Options	22,281	120	(184)	-	-	-	-	-	-	120	(184)

Total foreign exchange contracts	1,270,021	13,422	(15,621)	726	33	1,639	(215)	-	(32)	15,787	(15,835)

Commodity contracts	6,735	246	(300)	-	-	-	-	-	-	246	(300)
Equities	96	1	-	-	-	-	-	-	-	1	-
Credit default swaps	13,536	102	(101)	-	-	-	-	-	-	102	(101)

Total of gross derivatives	4,550,789	29,573	(31,781)	1,231	(4,718)	2,024	(765)	-	(32)	32,828	(37,296)

Impact of netting arrangements3	-	(8,222)	8,912	(375)	3,633	(130)	344	-	-	(8,727)	12,889

Total of net derivatives	4,550,789	21,351	(22,869)	856	(1,085)	1,894	(421)	-	(32)	24,101	(24,407)

Consolidated 2017		Fair Value
				Hedging						Total
	Notional	Trading		Fair Value		Cash Flow		Net Investment		Fair Value
$m	Amount	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts
Futures contracts1	132,785	-	-	-	-	-	-	-	-	-	-
Forward rate agreements	215,934	21	(20)	-	-	-	-	-	-	21	(20)
Swap agreements	2,655,134	16,438	(15,361)	446	(3,241)	498	(707)	-	-	17,382	(19,309)
Options	69,016	156	(183)	-	-	-	-	-	-	156	(183)

Total interest rate contracts	3,072,869	16,615	(15,564)	446	(3,241)	498	(707)	-	-	17,559	(19,512)

Foreign exchange contracts
Spot and forward contracts	668,896	5,781	(6,027)	-	-	-	-	19	(19)	5,800	(6,046)
Cross currency swap agreements2	444,421	6,272	(7,893)	573	4	1,006	(744)	-	-	7,851	(8,633)
Options	13,604	124	(138)	-	-	-	-	-	-	124	(138)

Total foreign exchange contracts	1,126,921	12,177	(14,058)	573	4	1,006	(744)	19	(19)	13,775	(14,817)

Commodity contracts	7,772	270	(235)	-	-	-	-	-	-	270	(235)
Equities	202	3	-	-	-	-	-	-	-	3	-
Credit default swaps	10,907	79	(78)	-	-	-	-	-	-	79	(78)

Total of gross derivatives	4,218,671	29,144	(29,935)	1,019	(3,237)	1,504	(1,451)	19	(19)	31,686	(34,642)

Impact of netting arrangements3	-	(7,332)	7,178	(149)	1,782	(172)	307	-	-	(7,653)	9,267

Total of net derivatives	4,218,671	21,812	(22,757)	870	(1,455)	1,332	(1,144)	19	(19)	24,033	(25,375)

1The fair value differential of futures contracts are settled daily with the exchange. The notional balance represents open contracts as at 30 September.

2The unrealised foreign exchange gains or losses on derivatives in hedge relationships are substantially offset by the retranslation at spot exchange rates of the foreign currency denominated debt being hedged.

3Consists of derivative trades settled directly with central clearing counterparties and their associated variation margin. Refer to Note 24.

Parent Entity 2018		Fair Value
				Hedging						Total
	Notional	Trading		Fair Value		Cash Flow		Net Investment		Fair Value
$m	Amount	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts
Futures contracts1	189,853	-	-	-	-	-	-	-	-	-	-
Forward rate agreements	168,132	11	(12)	-	-	-	-	-	-	11	(12)
Swap agreements	2,859,358	15,659	(15,751)	489	(4,568)	352	(444)	-	-	16,500	(20,763)
Options	39,067	165	(167)	-	-	-	-	-	-	165	(167)

Total interest rate contracts	3,256,410	15,835	(15,930)	489	(4,568)	352	(444)	-	-	16,676	(20,942)

Foreign exchange contracts
Spot and forward contracts	784,438	6,737	(6,417)	-	-	-	-	-	(31)	6,737	(6,448)
Cross currency swap agreements2	456,251	6,562	(9,019)	703	40	1,142	(164)	-	-	8,407	(9,143)
Options	22,281	120	(184)	-	-	-	-	-	-	120	(184)

Total foreign exchange contracts	1,262,970	13,419	(15,620)	703	40	1,142	(164)	-	(31)	15,264	(15,775)

Commodity contracts	6,735	246	(300)	-	-	-	-	-	-	246	(300)
Equities	96	1	-	-	-	-	-	-	-	1	-
Credit default swaps	13,536	102	(101)	-	-	-	-	-	-	102	(101)

Total of gross derivatives	4,539,747	29,603	(31,951)	1,192	(4,528)	1,494	(608)	-	(31)	32,289	(37,118)

Impact of netting arrangements3	-	(8,222)	8,912	(375)	3,633	(130)	344	-	-	(8,727)	12,889

Total of net derivatives	4,539,747	21,381	(23,039)	817	(895)	1,364	(264)	-	(31)	23,562	(24,229)

Parent Entity 2017		Fair Value
				Hedging						Total
	Notional	Trading		Fair Value		Cash Flow		Net Investment		Fair Value
$m	Amount	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts
Futures contracts1	132,785	-	-	-	-	-	-	-	-	-	-
Forward rate agreements	215,934	21	(20)	-	-	-	-	-	-	21	(20)
Swap agreements	2,646,153	16,472	(15,549)	426	(3,008)	465	(588)	-	-	17,363	(19,145)
Options	69,016	156	(183)	-	-	-	-	-	-	156	(183)

Total interest rate contracts	3,063,888	16,649	(15,752)	426	(3,008)	465	(588)	-	-	17,540	(19,348)

Foreign exchange contracts
Spot and forward contracts	668,322	5,774	(6,024)	-	-	-	-	19	(16)	5,793	(6,040)
Cross currency swap agreements2	434,600	6,273	(7,894)	545	9	849	(454)	-	-	7,667	(8,339)
Options	13,604	124	(138)	-	-	-	-	-	-	124	(138)

Total foreign exchange contracts	1,116,526	12,171	(14,056)	545	9	849	(454)	19	(16)	13,584	(14,517)

Commodity contracts	7,772	270	(235)	-	-	-	-	-	-	270	(235)
Equities	202	3	-	-	-	-	-	-	-	3	-
Credit default swaps	10,907	79	(78)	-	-	-	-	-	-	79	(78)

Total of gross derivatives	4,199,295	29,172	(30,121)	971	(2,999)	1,314	(1,042)	19	(16)	31,476	(34,178)

Impact of netting arrangements3	-	(7,338)	7,330	(148)	1,711	(167)	226	-	-	(7,653)	9,267

Total of net derivatives	4,199,295	21,834	(22,791)	823	(1,288)	1,147	(816)	19	(16)	23,823	(24,911)

1The fair value differential of futures contracts are settled daily with the exchange. The notional balance represents open contracts as at 30 September.

2The unrealised foreign exchange gains or losses on derivatives in hedge relationships are substantially offset by the retranslation at spot exchange rates of the foreign currency denominated debt being hedged.

3Consists of derivative trades settled directly with central clearing counterparties and their associated variation margin. Refer to Note 24.

Summary of notional amount and fair value of Credit default swaps

	2018			2017
	Notional	Fair value		Notional	Fair value
$m	Amount	Asset	Liability	Amount	Asset	Liability
Credit protection bought	6,895	3	(101)	5,630	5	(78)
Credit protection sold	6,641	99	-	5,277	74	-

Total	13,536	102	(101)	10,907	79	(78)